Related parties - Key management compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related parties.
Short-term benefits	$ 6,765	$ 6,727
Other long-term benefits	1,791	660
Total key management compensation	$ 8,556	$ 7,387